Deferred tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of deferred tax assets and liabilities
	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$

Deferred tax assets recognized	-	-
Deferred tax liabilities recognized	298,000	296,000

Net deferred tax liabilities	298,000	296,000

	2023	2022
	US$	US$

Deferred tax assets recognized	-	75,070
Deferred tax liabilities recognized	296,000	238,070
Net deferred tax liabilities	296,000	163,000

Schedule of deferred tax liabilities

The movement in deferred tax liabilities (prior to offsetting of balances) during the financial year is as follows:

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$

Balance as at beginning of financial year	296,000	163,000

Movements in deferred tax liabilities	2,000	133,000
Balance as at end of financial year	298,000	296,000

The movement in deferred tax liabilities (prior to offsetting of balances) during the financial year is as follows:

	2023	2022
	US$	US$

Balance as at beginning of financial year	163,000	155,000

Movements in deferred tax liabilities	133,000	8,000
Balance as at end of financial year	296,000	163,000